Fair Value - narrative items (Details)		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		$ 784,603,000	$ 2,399,885,000
Short-term investments, at fair value		493,726,000 [1]	1,003,421,000
Transfers between level 1 and level 2		$ 0	0
Number of Equity Investments		4
Fixed maturities | Corporate bonds
Fair Value - Other Details [Line Items]
Transfers into level 3		$ 25,000,000
Other invested assets
Fair Value - Other Details [Line Items]
Carrying amount of other invested assets not at fair value		704,000,000	866,000,000
Other invested assets | Private equities
Fair Value - Other Details [Line Items]
Transfers into level 3		31,000,000
Available-for-sale securities
Fair Value - Other Details [Line Items]
Short-term investments, at fair value	[1]	229,000,000
Corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		401,702,000	1,879,105,000	[2]
Individually managed private issue corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value	[2]	$ 400,000,000	1,400,000,000
Minimum threshold for inclusion in managed loan portfolio			300,000,000
Other private issue corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value	[2]		$ 500,000,000

[1]	Short-term investments includes $229 million of available-for-sale securities with readily determinable fair values. These securities were purchased in 2018 and are recorded at fair value, which approximated amortized cost given the short term to maturity of approximately three to four months
[2]	Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under an externally managed mandate with a fair value of $1.4 billion and $0.4 billion at December 31, 2019 and 2018, respectively. The mandate primarily invests in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.5 billion of other privately issued corporate loans at December 31, 2019.